REMUNERATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2017
Key Management Personnel [Abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL
REMUNERATION OF KEY MANAGEMENT PERSONNEL
Key management personnel include the members of the Board of Directors and the executive leadership team. Compensation for key management personnel (including Directors) was as follows:

For the years ended December 31	2017	2016
Salaries and short-term employee benefits[1]	$20	$19
Post-employment benefits[2]	3	2
Share-based payments and other[3]	12	17
	$35	$38
[1] Includes annual salary and annual short-term incentives/other bonuses earned in the year.
[2] Represents Company contributions to retirement savings plans.
[3] Relates to stock option, RSU, PGSU and PRSU grants and other compensation.
POST-RETIREMENT BENEFITS
Barrick operates various post-employment plans, including both defined benefit and defined contribution pension plans and other post-retirement plans. The table below outlines where the Company’s post-employment amounts and activity are included in the financial statements:

For the years ended December 31	2017	2016
Balance sheet obligations for:
Defined pension benefits	$42	$66
Other post-retirement benefits	6	6
Liability in the balance sheet	$48	$72
Income statement charge included income statement for:
Defined pension benefits	$1	$4
Other post-retirement benefits	—	—
	$1	$4
Measurements for:
Defined pension benefits	$23	$11
Other post-retirement benefits	—	—
	$23	$11

The amounts recognized in the balance sheet are determined as follows:

For the years ended December 31	2017	2016
Present value of funded obligations	$122	$198
Fair value of plan assets	(134)	(191)
(Surplus) deficit of funded plans	($12)	$7
Present value of unfunded obligations	54	59
Total deficit of defined benefit pension plans	$42	$66
Impact of minimum funding requirement/asset ceiling	—	—
Liability in the balance sheet	$42	$66

a)   Defined Benefit Pension Plans
We have qualified defined benefit pension plans that cover certain of our former United States and Canadian employees and provide benefits based on an employee’s years of service. The plans operate under similar regulatory frameworks and generally face similar risks. The majority of benefit payments are from trustee-administered funds; however, there are also a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. Plan assets held in trust are governed by local regulations and practice in each country. Responsibility for governance of the plans - overseeing all aspects of the plans including investment decisions and contribution schedules - lies with the Company. We have set up pension committees to assist in the management of the plans and have also appointed experienced independent professional experts such as actuaries, custodians and trustees.

The significant actuarial assumptions were as follows:

As at December 31	Pension Plans 2017	Other Post-Retirement Benefits 2017	Pension Plans 2016	Other Post-Retirement Benefits 2016
Discount rate	2.90-3.95%	3.75%	2.10-3.90%	3.70%

b)   Other Post-Retirement Benefits
We provide post-retirement medical, dental, and life insurance benefits to certain employees in the US. All of these plans are unfunded. The weighted average duration of the defined benefit obligation is 10 years (2016: 10 years).

	Less than a year	Between 1-2 years	Between 2-5 years	Over 5 years	Total
Pension benefits	$18	$19	$54	$313	$404
Other post-retirement benefits	1	1	2	6	10
At December 31, 2016	$19	$20	$56	$319	$414
Pension benefits	14	14	39	200	267
Other post-retirement benefits	1	1	2	5	9
At December 31, 2017	$15	$15	$41	$205	$276

c)    Defined Contribution Pension Plans
Certain employees take part in defined contribution employee benefit plans and we also have a retirement plan for certain officers of the Company. Our share of contributions to these plans, which is expensed in the year it is earned by the employee, was $33 million in 2017 (2016: $32 million).